Financing Activities - Additional Information (Details) SFr / shares in Units, $ / shares in Units, $ in Millions										1 Months Ended	12 Months Ended
	May 29, 2024 CHF (SFr) SFr / shares shares	May 08, 2024 CHF (SFr) SFr / shares shares	May 08, 2024 USD ($) shares	Apr. 22, 2024 CHF (SFr) SFr / shares shares	Apr. 22, 2024 USD ($) shares	May 31, 2023 CHF (SFr) SFr / shares shares	May 31, 2023 USD ($)	Mar. 02, 2023 CHF (SFr)	Mar. 02, 2023 USD ($)	Nov. 30, 2024 shares	Dec. 31, 2024 CHF (SFr) TradingDay SFr / shares shares	Dec. 31, 2023 CHF (SFr) shares	May 29, 2024 $ / shares	Apr. 22, 2024 $ / shares	May 31, 2023 $ / shares shares	Mar. 31, 2023 CHF (SFr)	Mar. 02, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares												SFr 67,054,000
Par value per share | SFr / shares											SFr 0.01
Incurred expense amount																SFr 34,900,000
Earnout consideration is subject to forfeiture target one | shares											1,500,000
Earnout consideration is subject to forfeiture target two | shares											1,500,000
Earnout consideration is subject to forfeiture target three | shares											1,000,000
Share price target one | SFr / shares											SFr 15
Share price target two | SFr / shares											20
Share price target three | SFr / shares											SFr 25
Earnout shares | shares											2,371,272	3,793,995
Earnout options | shares											242,666	369,737
Exercise price | SFr / shares											SFr 0.01
Total gross proceeds											SFr 53,541,000	SFr 38,179,000
Bottom of Range
Disclosure of detailed information about business combination [line items]
Trading days | TradingDay											20
Top of Range
Disclosure of detailed information about business combination [line items]
Trading days | TradingDay											30
Number of shares issued | shares											22,721,850
Ordinary shares [member] | May 2023 Public Offering
Disclosure of detailed information about business combination [line items]
Par value per share | (per share)						SFr 10.45									$ 11.5
Number of shares issued | shares						3,654,234									3,654,234
Total gross proceeds						SFr 38,200,000	$ 42.0
Loan Agreement
Disclosure of detailed information about business combination [line items]
Current borrowing capacity	SFr 50,000,000
Maximum borrowing capacity	65,000,000
Amounts drawn											SFr 0
Loan Agreement | Top of Range
Disclosure of detailed information about business combination [line items]
Additional borrowings	15,000,000
Loan Agreement | Loan 1
Disclosure of detailed information about business combination [line items]
Current borrowing capacity	20,000,000
Loan Agreement | Loan 2
Disclosure of detailed information about business combination [line items]
Current borrowing capacity	20,000,000
Loan Agreement | Loan 3
Disclosure of detailed information about business combination [line items]
Current borrowing capacity	SFr 10,000,000
Warrant Agreement
Disclosure of detailed information about business combination [line items]
Transaction costs											800,000
Warrants exercisable commencing period	7 years
Warrants expiration date	Dec. 31, 2032
Warrant Agreement | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Warrant vested and exercisable | shares	43,321
Warrants issued price per share | (per share)	SFr 11.01												$ 12.17
Warrant Agreement | Ordinary shares [member] | Top of Range
Disclosure of detailed information about business combination [line items]
Warrants issued | shares	361,011
EBAC
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares								SFr 97,600,000	$ 103.7
Cash transferred								12,000,000									$ 12.8
PIPE investments and conversion								SFr 85,600,000									$ 90.9
Reclassification of foreign exchange impact												SFr 5,000,000
Registered Direct Offering
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares				SFr 53,500,000	$ 58.8
Transaction costs related to Registered Direct Offering											2,500,000
Amount capitalized in deduction of share premium equity											1,900,000
Issuance of ordinary shares | shares				5,000,000	5,000,000
Per share purchase price | (per share)				SFr 10.7										$ 11.75
At-the-Market Offering Program
Disclosure of detailed information about business combination [line items]
Aggregate maximum offering price											0
Issuance of ordinary shares | shares		1,000,000	1,000,000
Par value per share | SFr / shares		SFr 0.01
Transaction costs											SFr 300,000
At-the-Market Offering Program | Top of Range
Disclosure of detailed information about business combination [line items]
Offering price		SFr 90,500,000	$ 100.0
Percentage of commission		3.00%
BCA
Disclosure of detailed information about business combination [line items]
Earnout shares | shares										1,422,723	3,793,995
Earnout options | shares										93,277	369,737
Exercise price | SFr / shares											SFr 0.01